UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004
Check here if Amendment  [ ];  Amendment Number:1
This Amendment (check only one): 	[X ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-10839

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	December 31, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	27
Form 13F Information Table Value Total:	148160



List of Other Included Managers:

No.	13F File Number	Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     2907 27040 SH          SOLE                27040.000           000
NASDAQ 100 Unit Ser 1          ETF              631100104     6275 157214 SH         SOLE               157214.000           000
Vanguard Large-Cap Vipers      ETF              922908637     6561 123351 SH         SOLE               123351.000           000
Vanguard Mid-Cap Vipers        ETF              922908629     8931 155725 SH         SOLE               155725.000           000
Vanguard Small Cap Value Viper ETF              922908611      956 16395 SH          SOLE                16395.000           000
Vanguard Total Stock Index Vip ETF              922908769    29196 247317 SH         SOLE               247317.000           000
iShares Cohen Steers Realty    ETF              464287564     1710 12544 SH          SOLE                12544.000           000
iShares GS Software Index      ETF              464287515     1754 41123 SH          SOLE                41123.000           000
iShares MSCI Latin America     ETF              464287390     1883 23372 SH          SOLE                23372.000           000
iShares MSCI South Africa      ETF              464286780     1792 22516 SH          SOLE                22516.000           000
iShares Mexico                 ETF              464286822     1859 73878SH           SOLE                73878.000           000
iShares Russell 1000 Index     ETF              464287622     6590 101482 SH         SOLE               101482.000           000
iShares Russell 1000 Value Ind ETF              464287598     2661 40093 SH          SOLE                40093.000           000
iShares Russell 2000 Index     ETF              464287655    12537 96811 SH          SOLE                96811.000           000
iShares Russell 2000 Value     ETF              464287630     1286 6667 SH           SOLE                 6667.000           000
iShares Russell 3000 Index     ETF              464287689     1309 18927 SH          SOLE                18927.000           000
iShares Russell 3000 Value Ind ETF              464287663     1319 15215 SH          SOLE                15215.000           000
iShares Russell Midcap Index   ETF              464287499    11123 140209 SH         SOLE               140209.000           000
iShares Russell Midcap Value   ETF              464287473     2579 22864 SH          SOLE                22864.000           000
iShares S&P 100 Index          ETF              464287101     1346 23455SH           SOLE                23455.000           000
iShares S&P 400 Index          ETF              464287507     3067 23177 SH          SOLE                23177.000           000
iShares S&P 500 Growth Index   ETF              464287309      554 9587 SH           SOLE                 9587.000           000
iShares S&P 500 Index          ETF              464287200    18829 155615 SH         SOLE               155615.000           000
iShares S&P 500 Value          ETF              464287408      720 11451 SH          SOLE                11451.000           000
iShares S&P 600 Index          ETF              464287804    13407 82398 SH          SOLE                82398.000           000
MBNA Corporation               DOM              55262L100      226 8000 SH           SOLE                 8000.000           000
Microsoft Incorporated         DOM              594918104     6784 253898 SH         SOLE               253898.725           000